Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

5. Stockholders’ Equity

At the Market Offering Program

In June 2016, we entered into a sales agreement with Cowen and Company, LLC (Cowen) for at the market offerings (ATM Offering Program), under which we were able to offer and sell shares of our common stock having an aggregate offering price of up to $35.0 million from time to time. In May 2019, we terminated the ATM Offering Program with Cowen. During the year and prior to termination in May 2019, we sold an aggregate of 193,670 shares of common stock at an average price of $7.35 per common share for net proceeds of $1.4 million under the ATM Offering Program with Cowen.

In May 2019, we entered into a sales agreement with H.C. Wainwright & Co., LLC (Wainwright) to create an ATM Offering Program under which we may offer and sell shares of our common stock having an aggregate offering price of up to $10.0 million. Wainwright is entitled to a commission at a fixed commission rate equal to 3% of the gross proceeds. During the nine months ended September 30, 2019, we sold an aggregate of 611,687 shares of common stock at an average price of $5.43 per common share for net proceeds of $3.0 million under the ATM Offering Program with Wainwright.

Private Placement of Common Stock, Convertible Preferred Shares and Common Stock Warrants

In August 2017, we completed a private placement of common and preferred stock in which a select group of institutional investors, including Viking Global Opportunities Illiquid Investments Sub-Master, LP (VGO Fund) and other accredited investors, certain of whom are affiliated with our directors and officers (collectively, the Purchasers), purchased preferred stock and common stock. We issued to VGO Fund 126,985 shares of our common stock, at a price of $37.10 per share, 2,285,952 shares of our Class X Convertible Preferred Stock, at a price of $13.25 per share, and warrants to purchase up to 353,992 of additional shares of common stock. The remaining Purchasers purchased an aggregate of 292,453 shares of our common stock, at a price of $37.10 per share, and warrants to purchase up to 109,743 additional shares of our common stock. Gross proceeds from the private placement were $45.8 million. The warrants to purchase 463,735 shares of our common stock are exercisable at an exercise price of $64.92 per share, subject to adjustments as provided under the terms of the warrants. The warrants are immediately exercisable and expire on December 31, 2019.

Each share of preferred stock is convertible into approximately 0.357 shares of our common stock. In January 2019, the VGO Fund converted 641,991 shares of its preferred stock into 229,283 shares of common stock.

Registered Direct Offering

In April 2019, we entered into a securities purchase agreement with an institutional investor, The Federated Kaufmann Small Cap Fund, and Paul Schimmel, Ph.D., a member of our board of directors, relating to the issuance and sale of 660,154 shares of our common stock. The shares of common stock were sold in a registered direct offering at a purchase price of $7.57 per share for gross proceeds of approximately $5.0 million.

Common Stock Reserved for Future Issuance

Pursuant to the automatic increase provisions of our 2015 Stock Option and Incentive Plan (2015 Plan) and 2015 Employee Stock Purchase Plan (2015 ESPP), 87,368 additional shares were reserved for future issuance under the 2015 Plan on January 1, 2019 and 21,842 additional shares were reserved for future issuances under the 2015 ESPP on January 1, 2019. At our 2019 Annual Meeting of Stockholders, our stockholders approved an amendment to our 2015 Plan to increase the number of common stock reserved for issuance under the 2015 Plan by 71,428 shares. Common stock reserved for future issuance is as follows:

September 30, 2019
Class X Preferred Stock (if-converted to common stock)	587,445
Common stock warrants	477,639
Common stock options and restricted stock units	402,538
Shares available under the 2015 Plan	222,014
Shares available under the 2015 ESPP	80,299
1,769,935

The following table summarizes our stock option activity under all equity incentive plans for the nine months ended September 30, 2019:

	Number of Outstanding Options	Weighted Average Exercise Price
Outstanding as of December 31, 2018	356,353	$62.61
Granted	76,472	$7.17
Canceled/forfeited/expired	(43,119)	$66.09
Outstanding as of September 30, 2019	389,706	$51.35

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Expected term (in years)	5.98 – 6.04	6.02 – 6.08	5.51 – 6.07	5.50 – 6.08
Risk-free interest rate	1.4%	2.9%	1.4% – 2.6%	2.3% – 3.0%
Expected volatility	100.7% – 101.0%	88.4% – 88.9%	97.2% – 101.0%	88.4% – 98.4%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

The following table summarizes our restricted stock unit activity under all equity incentive plans for the nine months ended September 30, 2019:

	Number of Outstanding Restricted Stock Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2018	15,470	$11.91
Granted	5,356	$7.24
Released	(7,487)	$11.91
Forfeited	(507)	$11.90
Balance as of September 30, 2019	12,832	$9.96

Stock-based Compensation

The allocation of stock-based compensation for all options, 2015 ESPP purchase rights and restricted stock units is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Research and development	$82	$204	$285	$1,064
General and administrative	196	486	1,073	1,765
Total stock-based compensation expense	$278	$690	$1,358	$2,829

6. Stockholders’ Equity

Common Stock

Private Placement of Common Stock, Convertible Preferred Shares and Common Stock Warrants

In August 2017, we completed a private placement of common and preferred stock in which a select group of institutional investors, including Viking Global Opportunities Illiquid Investments Sub-Master, LP (VGO Fund) and other accredited investors, certain of whom are affiliated with our directors and officers (collectively, the Purchasers), purchased preferred stock and common stock.  We issued to VGO Fund 126,985 shares of our common stock, par value $0.001 per share, at a price of $37.10 per share, 2,285,952 shares of our Class X Convertible Preferred Stock (Preferred Stock, and together with the common stock, the Shares), par value $0.001 per share, at a price of $13.25 per share, and warrants to purchase up to that number of additional shares of common stock equal to thirty seven and one half percent (37.5%) of the number of Shares purchased by VGO Fund on an if-converted to common stock basis (rounded up to the nearest whole share), and (ii) the remaining Purchasers purchased an aggregate of 292,453 shares of our common stocks, at a price of $37.10 per share, and warrants to purchase up to that number of additional shares of common stock equal to thirty-seven and one half percent (37.5%) of the number of common stocks purchased by such Purchaser (rounded up to the nearest whole share). Gross proceeds from the private placement were $45.8 million. After giving effect to costs related to the private placement, net proceeds were $42.5 million.

Each share of Preferred Stock is convertible into five shares of our common stock. VGO Fund is prohibited from converting the Preferred Stock into shares of our common stock if, as a result of such conversion, VGO Fund, together with its affiliates, would own more than 9.50% of the shares of our common stock then issued and outstanding, which percentage may change at VGO Fund’s election upon 61 days’ notice to us.

Holders of outstanding Preferred Stock are entitled to receive a dividend (on an if-converted to common stock basis), if we at any time pay a stock dividend equal to and in the same form as a dividend paid to holders of our common stock.

In the event of our liquidation, dissolution or winding up, holders of Preferred Stock will participate in any distribution of proceeds, pro rata based on the number of shares held by each such holder on an if-converted basis. The Preferred Shares have no voting rights.

We evaluated the Preferred Stock for liability or equity classification under ASC 480, Distinguishing Liabilities from Equity (ASC480), and determined that equity treatment was appropriate because the Preferred Stock did not meet the definition of the liability instruments defined thereunder for convertible instruments. Specifically, the Preferred Stock are not mandatorily redeemable and do not embody an obligation to buy back the shares outside of our control in a manner that could require the transfer of assets. Additionally, we determined that the Preferred Stock would be recorded as permanent equity, not temporary equity, based on the guidance of ASC 480 given that they are not redeemable for cash or other assets (i) on a fixed or determinable date, (ii) at the option of the holder, and (iii) upon the occurrence of an event that is not solely within control of the Company.

We also evaluated the Preferred Stock in accordance with the provisions of ASC 815, Derivatives and Hedging, including the consideration of embedded derivatives requiring bifurcation from the equity host. Based on this assessment, we determined that the conversion option is closely related to the equity host, and thus, bifurcation is not required.

The issuance of convertible preferred stock could generate a beneficial conversion feature (BCF), which arises when a debt or equity security is issued with an embedded conversion option that is beneficial to the investor (or in-the-money) at inception because the conversion option has an effective strike price that is less than the market price of the underlying stock on the commitment date. The fair value of our common stock at the commitment date in August 2017 was $33.18, using the Black-Scholes valuation model. After the proceeds allocation, the Preferred Stock have an effective conversion price of $33.18 per common share, which was equal to the fair value of our common stock on the commitment date.  Therefore, no BCF is present.

The warrants are exercisable at an exercise price of $64.92 per share, subject to adjustments as provided under the terms of the warrants. The warrants are immediately exercisable and expire on December 31, 2019. We also entered into a registration rights agreement (Registration Rights Agreement) with certain of the Purchasers, excluding those Purchasers affiliated with our directors and officers, requiring us to register for the resale of the relevant securities. We registered all of the relevant securities issued in the private placement for resale on a Form S-3 filed with the SEC, as required under the Registration Rights Agreement, and the registration statement was declared effective in September 2017.

We evaluated the warrants for liability or equity classification under ASC 815, Derivative and Hedging (ASC 815) and determined that equity treatment was appropriate because the warrants are indexed to our common stock and no cash settlement is required except for (i) liquidation of the Company, or (ii) a change in control in which the common stockholders also received cash.

Registration Statement on Form S-3

In June 2016, we filed a Registration Statement on Form S-3 (File No. 333-211998) containing two prospectuses: (i) a base prospectus which covers the offering, issuance and sale of up to $150.0 million in the aggregate of an indeterminate number of shares of common stock and preferred stock, an indeterminate principal amount of debt securities and such indeterminate number of warrants and units; and (ii) a sales agreement prospectus covering the offering, issuance and sale of up to a maximum aggregate offering price of up to $20.0 million of our common stock that may be sold from time to time under a sales agreement with Cowen and Company, LLC (Cowen) in at-the-market offerings (ATM Offering Program). In accordance with the terms of such sales agreement entered with Cowen, we may offer and sell shares of our common stock having an aggregate offering price of up to $35.0 million from time to time through Cowen. We are required to file another prospectus supplement in the event we intend to offer more than $20.0 million in shares of our common stock in accordance with the sales agreement. The sales agreement prospectus amount of $20.0 million is included in the base prospectus amount of $150.0 million.

In October 2018, we started utilizing the ATM Offering Program and sold an aggregate of 49,723 shares of common stock at an average price of $9.92 per common share for net proceeds of $0.4 million through December 31, 2018.

2014 Stock Plan

We adopted a stock option plan in 2007 (the 2007 Plan), which was subsequently amended, restated and renamed in July 2014 (the 2014 Plan) to provide for the incentive stock options, nonstatutory stock options, stock and rights to purchase restricted stock to eligible recipients.  Recipients of incentive stock options are eligible to purchase shares of our common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The maximum term of options under the 2014 Plan is ten years. Options granted generally vest over four years. Shares underlying any awards under the 2014 Plan that are forfeited, canceled, reacquired by us prior to vesting, satisfied without the issuance of stock or otherwise terminated (other than by exercise) will be added to shares available for issuance under the 2015 Plan.

2015 Stock Plan

In April 2015, our board of directors adopted, and our stockholders approved, the 2015 Stock Plan (the 2015 Plan). The 2015 Plan became effective on May 6, 2015 and we ceased granting any new awards under our 2014 Plan. Awards granted under the 2014 Plan prior to our IPO that are forfeited, canceled, reacquired by us prior to vesting satisfied without the issuance of stock or otherwise terminated (other than by exercise) will be added to shares available for issuance under the 2015 Plan. A total of 112,399 shares of our common stock were initially reserved for issuance under the 2015 Plan. In addition, the number of shares reserved and available for issuance under the 2015 Plan automatically increased each January 1, beginning on January 1, 2016 and thereafter until January 1, 2019, by the lesser of (i) 131,428 shares, (ii) 4% of the outstanding number of shares of our common stock on the immediately preceding December 31 or (iii) an amount determined by our board of directors. Pursuant to this provision, 87,368, 85,111 and 67,842 additional shares were reserved for issuance under the 2015 Plan on January 1, 2019, 2018 and 2017, respectively. Total shares available for issuance under the 2015 Plan as of January 1, 2019 were 194,614. Shares underlying any awards under the 2015 Plan that are forfeited, canceled, reacquired by us prior to vesting, satisfied without the issuance of stock or otherwise terminated (other than by exercise) will be added to shares available for issuance under the 2015 Plan.

The maximum term of options granted under 2015 Plan is ten years.  For an initial grant to an employee, 25% of the options generally vest on the first anniversary of the original vesting date, with the balance vesting monthly over the remaining three years. For subsequent grants to an employee, the options generally vest monthly over a four-year term.

Inducement Grants

In September 2016, we granted a non-qualified option to purchase 10,357 shares of our common stock at an exercise price of $46.06 per share as an inducement award in connection with the hiring of our Senior Vice President, Research (who was later promoted to Chief Scientific Officer) and filed a registration statement on Form S-8 on March 22, 2017 to register shares of common stock underlying this option. Upon resignation of our Chief Scientific Officer effective December 31, 2018, any unvested shares underlying this option were cancelled. Vested shares were exercisable within 90 days from termination date.

We did not grant an inducement non-qualified option in 2017.

In July 2018, we granted a non-qualified option to purchase 14,285 shares of our common stock at an exercise price of $11.41 per share as an inducement award in connection with the hiring of our Chief Financial Officer.

Options under the inducement grants vest over a period of four years, with 25% vesting on the one year anniversary of the grant date and the remaining 75% vesting on a monthly basis over three years thereafter, subject to continuous employment. These options were inducement grants issued outside of the 2015 Plan in accordance with Nasdaq Listing Rule 5635(c)(4). We intend to file a registration statement on Form S-8 to register the shares of common stock underlying the options granted in July 2018 prior to the time at which this option becomes exercisable.  In addition, from time to time, we may make inducement grants of stock options to new employees.

Employee Stock Purchase Plan

In April 2015, our board of directors adopted, and our stockholders approved, our 2015 Employee Stock Purchase Plan (the 2015 ESPP). The 2015 ESPP became effective on May 6, 2015. A total of 16,258 shares of our common stock were initially reserved for issuance under the 2015 ESPP. In addition, the number of shares reserved and available for purchase under the 2015 ESPP automatically increased each January 1, beginning on January 1, 2016 and thereafter until January 1, 2019, by 1% of the outstanding number of shares of our common stock on the immediately preceding December 31 or such lesser number of shares as determined by the administrator of the 2015 ESPP. Pursuant to this provision, 21,842, 21,277 and 16,960 additional shares were reserved for issuance under the 2015 ESPP on January 1, 2019, 2018 and 2017, respectively. As of January 1, 2019, total shares reserved for issuance under the 2015 ESPP were 81,778.

Stock-based Compensation

Stock Options

Stock option activity is summarized as follows:

	Number of Outstanding Options	Weighted Average Exercise Price	Weighted Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of December 31, 2017	329,634	$77.24
Granted	149,325	$32.84
Exercised	(864)	$15.43
Canceled/forfeited/expired	(121,742)	$66.04
Outstanding as of December 31, 2018	356,353	$62.61	5.60	$427
Options vested and expected to vest as of December 31, 2018	356,353	$62.61	5.60	$427
Options exercisable as of December 31, 2018	203,974	$77.24	4.01	$427

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	Years Ended December 31,
	2018	2017	2016
Expected term (in years)	5.00 – 6.08	5.50 – 6.08	5.50 – 6.08
Risk-free interest rate	2.3% – 3.0%	1.9% – 2.1%	1.2% – 2.1%
Expected volatility	87.9% – 98.4%	99.1% – 124.4%	80.7% – 84.5%
Expected dividend yield	0.0%	0.0%	0.0%

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the ESPP offering were as follows:

	Years Ended December 31,
	2018	2017	2016
Expected term (in years)	0.50	0.50	0.50
Risk-free interest rate	1.4% – 2.1%	0.6% – 1.0%	0.4% – 0.6%
Expected volatility	71.5% – 99.7%	74.5% – 115.2%	75.5% – 80.8%
Expected dividend yield	0.0%	0.0%	0.0%

Expected term. The expected term represents the period of time that options are expected to be outstanding.  Because we do not have sufficient history of exercise behavior, we determine the expected life assumption using the simplified method, which is an average of the contractual term of the option and its vesting period.

Risk-free interest rate. We base the risk-free interest rate assumption on the U.S. Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued.

Expected volatility. The expected volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available.  The peer group was developed based on companies in the biotechnology industry.

Expected dividend yield. We base the expected dividend yield assumption on the fact that we have never paid cash dividends and have no present intention to pay cash dividends.

Performance Options with Market Conditions

In October 2015, we granted to our executives, employees and certain consultants performance options with a market condition to purchase up to an aggregate 12,100 shares of common stock at an exercise price of $143.36. Upon achievement of specified market condition by October 2017, such performance options shall begin to vest over four years in equal monthly installments, otherwise the options will be subject to forfeiture. The fair value of the performance options with market conditions is estimated on the date of the grant using a Monte Carlo simulation, based on the market price of the underlying common stock, expected performance measurement period, expected peer group stock price volatility and expected risk-free interest rate. The weighted average grant date fair value was $59.22. The performance options with market conditions grants are expensed using the accelerated attribution method over the requisite service period of 4.8 years regardless of whether the market condition is achieved or earned and vested. As of October 2017, the market condition for these performance options were not met and therefore were forfeited.

In January 2016, we granted to our executives, employees and certain consultants performance options with a market condition to purchase up to an aggregate 28,354 shares of common stock at an exercise price of $127.82. Upon achievement of specified market conditions by January 2018, such performance options shall begin to vest over four years in equal monthly installments, otherwise the options will be subject to forfeiture. The fair value of the performance options with a market condition is estimated on the date of the grant using a Monte Carlo simulation, based on the market price of the underlying common stock, expected performance measurement period, expected peer group stock price volatility and expected risk-free interest rate. The weighted average grant date fair value was $27.02. The performance options with market conditions grants are expensed using the accelerated attribution method over the requisite service period of 5.1 years regardless of whether the market condition is achieved or earned and vested. As of January 2018, the market condition for these performance options were not met and therefore were forfeited.

There were no performance options with a market condition granted during 2017 and 2018.

Restricted Stock Units

Occasionally, we grant restricted stock units to employees. Restricted stock unit activity is summarized as follows:

	Number of Outstanding Restricted Stock Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2017	3,520	$59.95
Granted	19,294	$11.91
Released	(2,806)	$63.45
Forfeited	(4,538)	$17.31
Balance as of December 31, 2018	15,470	$11.91

The allocation of stock-based compensation for all options, including performance options with market condition and restricted stock units is as follows (in thousands):

	Twelve Months Ended December 31,
	2018	2017	2016
Research and development	$1,216	$1,399	$1,876
General and administrative	2,215	5,385	$3,153
Total share-based compensation expense	$3,431	$6,784	$5,029

The weighted–average grant date fair value per share of stock options granted by us, excluding performance options with market conditions, during the years ended December 31, 2018, 2017 and 2016 was $25.76, $39.97 and $46.76, respectively.  The total grant date fair value of restricted stock units vested during the years ended December 31, 2018, 2017 and 2016 was $0.2 million, $0.1 million and $13,000, respectively.  The aggregate intrinsic value of stock options exercised during the years ended December 31, 2018, 2017 and 2016 was $6,000, $0.3 million and $34,000, respectively. The aggregate intrinsic value of restricted stock units released during the years ended December 31, 2018, 2017 and 2016 was $19,000, $0.1 million and $4,000. As of December 31, 2018, total unrecognized share-based compensation expense related to unvested stock options and restricted stock units was approximately $3.9 million and $0.1 million, respectively.  These unrecognized costs for options and restricted stock units are expected to be recognized ratably over a weighted-average period of approximately 2.6 years and 1.4 years, respectively.

    During the fourth quarter of 2017, in connection with the change of status of our then-Chief Executive Officer to an advisor consulting role, we modified certain terms of outstanding options granted to the executive. We recorded $1.9 million of share-based compensation expense related to the modifications. We determined that vesting of the shares underlying the options will occur whether or not our then-Chief Executive Officer provides substantive service. In addition, in connection with the departure of our then-Chief Business Officer, we modified certain terms of outstanding options previously granted to the executive. As a result, we recorded $0.3 million in share-based compensation expense related to the modification.

Warrants

Warrants outstanding as of December 31, 2018 are as follows:

Number	Exercise Price	Expiration
Outstanding	Per Share	Date
463,735	$64.92	December 2019
144	$104.65	March 2021
1,066	$281.50	July 2023
6,830	$43.93	November 2023
2,978	$50.37	June 2024
2,886	$51.98	December 2024
477,639

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance is as follows:

	Years Ended December 31,
	2018	2017
Class X Preferred Stock (if-converted to common stock)	816,851	816,851
Common stock warrants	477,639	477,639
Common stock options and awards outstanding	371,823	333,154
Shares available under the 2015 Plan	107,246	54,720
Shares available under the 2015 ESPP	59,936	41,687
	1,833,495	1,724,051